Quarterly Financial Data (Unaudited) - Summary of adjustments on previously reported quarterly results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Increase (decrease) to operating income (loss)	$ 6,369	$ 3,432	$ 3,433	$ 3,433	$ (2,263)	$ 3,438	$ 3,215	$ 3,655
Net income (loss)	$ 6,369	$ 3,432	$ 3,433	$ 3,433	$ (2,263)	$ 3,438	$ 3,215	$ 3,655
Basic loss per common share:
Net loss attributable to McDermott International, Inc.		$ 0.01	$ 0.01	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ 0.02
Diluted loss per common share:
Net loss attributable to McDermott International, Inc.		$ 0.01	$ 0.01	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ 0.02